Related Party Transactions and Balances - Schedule of Related Party Transactions or Balances with the Group (Details)	12 Months Ended
Dec. 31, 2018
Alex S. Xu
Related Party Transaction [Line Items]
Related Party	Alex S. Xu
Nature of the party	Individual
Relationship with the Group	Founder and CEO
Hui Xu
Related Party Transaction [Line Items]
Related Party	Hui Xu
Nature of the party	Individual
Relationship with the Group	Brother of Alex S.Xu
Yan Zhang
Related Party Transaction [Line Items]
Related Party	Yan Zhang *
Nature of the party	Individual
Relationship with the Group	Senior management of the Group
Bayshore
Related Party Transaction [Line Items]
Related Party	1250 Bayshore Highway, LLC (“Bayshore”)
Nature of the party	Hotel management
Relationship with the Group	Controlled by Alex S.Xu
APAM
Related Party Transaction [Line Items]
Related Party	APAM Holdings, LLC(“APAM”)
Nature of the party	Investment holding
Relationship with the Group	Controlled by Alex S.Xu
Napa
Related Party Transaction [Line Items]
Related Party	Napa Infinity Winery (Shanghai) Inc. (“Napa”)
Nature of the party	Wine distributor
Relationship with the Group	Controlled by Hui Xu
519
Related Party Transaction [Line Items]
Related Party	519 Information Technology (Shanghai) Inc. (“519”)
Nature of the party	Wine distributor
Relationship with the Group	Controlled by Hui Xu
Rongcheng
Related Party Transaction [Line Items]
Related Party	Pacific Hotel Management (Rongcheng) Co., Ltd. (“Rongcheng”)
Nature of the party	Hotel management
Relationship with the Group	Controlled by Hui Xu
GTI
Related Party Transaction [Line Items]
Related Party	GTI
Nature of the party	Investment holding
Relationship with the Group	Shareholder of the Group, controlled by Alex S. Xu
TB
Related Party Transaction [Line Items]
Related Party	Tianjin GreenTree Tianbao Hotel Management CO., Ltd. (“TB”)
Nature of the party	Franchised hotels
Relationship with the Group	Equity investee of the Group
JYH
Related Party Transaction [Line Items]
Related Party	JYH
Nature of the party	Hotel management
Relationship with the Group	Equity investee of the Group
Ze Xin
Related Party Transaction [Line Items]
Related Party	Yancheng Zexin Hotel Management Co., Ltd.(“Ze Xin”) **
Nature of the party	Hotel management
Relationship with the Group	Equity investee of the Group
Steigenberger
Related Party Transaction [Line Items]
Related Party	Steigenberger
Nature of the party	Franchised hotels
Relationship with the Group	Equity investee of the Group
HK Beifu
Related Party Transaction [Line Items]
Related Party	Beifu Hong Kong Industrial Co. Limited
Nature of the party	Investment holding
Relationship with the Group	Controlled by Alex S.Xu
Shiquanmeiwei
Related Party Transaction [Line Items]
Related Party	Shiquanmeiwei (Beijing) Catering and Management CO., Ltd.(“Shiquanmeiwei”)
Nature of the party	Catering management
Relationship with the Group	Controlled by GTI
JYHM
Related Party Transaction [Line Items]
Related Party	Shanghai JYHM Restaurant Management CO., Ltd.(“JYHM”)
Nature of the party	Catering management
Relationship with the Group	Controlled by GTI